Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2023
Other Non-Current Liabilities [Abstract]
Other non-current liabilities
19.	Other non-current liabilities

Other non-current liabilities consist of the following:

	December 31, 2023	December 31, 2022
Asset retirement obligations	8,682,186	7,658,309
Others	214,072	261,643
	8,896,258	7,919,952